Organization and Basis of Presentation - Summary of Significant Subsidiaries VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Place of establishment	E9
Sunlands Online Education HK Limited ("Sunlands HK")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Oct. 06, 2015
Place of establishment	K3
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 02, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Hubei Zhidao Online Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Jun. 25, 2019	[1]
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%	[1]
Principal activities	Provision of education services	[1]
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Feibian Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 06, 2020
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Lingding Management Consulting Co., Ltd. ("Beijing Lingding")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Nov. 02, 2021
Place of establishment	F4
Principal activities	Provision of technical consultation and services
Hubei Fangtang Technology Co., Ltd..
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 28, 2020	[2]
Place of establishment	F4
Principal activities	Provision of education services	[2]
Xiangyang Shufan Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Feb. 24, 2022	[3]
Place of establishment	F4
Principal activities	Provision of education services	[3]
Hubei Houduan Yuanli Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 04, 2023
Place of establishment	F4
Principal activities	Provision of education services

[1]	Hubei Zhidao Online Education Technology Co., Ltd. was formerly known as Wuhan Zhidao Online Education Technology Co., Ltd
[2]	Hubei Fangtang Technology Co., Ltd. was formerly known as Wuhan Fangtang Technology Co., Ltd.
[3]	Xiangyang Shufan Education Technology Co., Ltd. was formerly known as Shufan Education Technology (Wuhan) Co., Ltd.